UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2007

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 NLI International Inc.
Address:              1251 Avenue of the Americas, Suite 5210
                      New York, NY  10020-1198


Form 13F File Number: 28-3430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Takahiro Yamasaki
Title:                President
Phone:                (212) 403-3400

Signature, Place, and Date of Signing:

 /s/ Takahiro Yamasaki             New York, NY               April 26, 2007
    [Signature]                    [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     54

Form 13F Information Table Value Total:     343,670
                                            (thousands)

List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

                                       FORM 13F INFORMATION TABLE
                              NAME OF REPORTING MANAGER: NLI INTERNATIONAL INC.

  Column 1                    Column 2       Column 3   Column 4       Column 5           Column 6    Column 7      Column 8

                                                                                                                     Voting
  Name of                     Title of        CUSIP      Value       Amount and Type     Investment    Other        Authority
  Issuer                       Class          Number    ($1,000)       of Security       Discretion   Managers      (Shares)

                                                                    Shares or
                                                                    Principal SH/ PUT/
                                                                     Amount   PRN CALL                          Sole    Shared  None

DEERE & CO                      COM          244199105    6,975      64,200   SH           Sole                64,200
FEDEX CORP                      COM          31428X106    6,747      62,800   SH           Sole                62,800
GENERAL ELECTRIC CO             COM          369604103    7,708     218,000   SH           Sole               218,000
ROBERT HALF INTL INC            COM          770323103    3,101      83,800   SH           Sole                83,800
ROPER INDS INC NEW              COM          776696106    5,488     100,000   SH           Sole               100,000
UNITED TECHNOLOGIES CORP        COM          913017109    6,656     102,400   SH           Sole               102,400
ABERCROMBIE & FITCH CO          CL A         002896207    3,277      43,300   SH           Sole                43,300
BEST BUY INC                    COM          086516101    4,331      88,900   SH           Sole                88,900
COACH INC                       COM          189754104    7,362     147,100   SH           Sole               147,100
COMCAST CORP NEW                CL A         20030N101    6,337     244,200   SH           Sole               244,200
DISNEY WALT CO                  COM          254687106    4,782     138,900   SH           Sole               138,900
MARRIOTT INTL INC NEW           CL A         571903202    5,337     109,000   SH           Sole               109,000
OMNICOM GROUP INC               COM          681919106    4,843      47,300   SH           Sole                47,300
CAMERON INTERNATIONAL CORP      COM          13342b105    3,918      62,400   SH           Sole                62,400
DEVON ENERGY CORP NEW           COM          25179M103    5,565      80,400   SH           Sole                80,400
EXXON MOBIL CORP                COM          30231G102    9,077     120,300   SH           Sole               120,300
OCCIDENTAL PETE CORP DEL        COM          674599105    7,505     152,200   SH           Sole               152,200
SCHLUMBERGER LTD                COM          806857108    5,694      82,400   SH           Sole                82,400
TRANSOCEAN INC                  COM          G90078109    2,426      29,700   SH           Sole                29,700
AMERICAN EXPRESS CO             COM          025816109    7,366     130,600   SH           Sole               130,600
BANK OF AMERICA CORPORATION     COM          060505104   10,122     198,400   SH           Sole               198,400
FRANKLIN RES INC                COM          354613101    5,643      46,700   SH           Sole                46,700
GOLDMAN SACHS GROUP INC         COM          38141G104    9,381      45,400   SH           Sole                45,400
HARTFORD FINL SVCS GROUP INC    COM          416515104    9,147      95,700   SH           Sole                95,700
JP MORGAN CHASE & CO            COM          46625H100   10,126     209,300   SH           Sole               209,300
METLIFE INC                     COM          59156R108   10,887     172,400   SH           Sole               172,400
MOODYS CORP                     COM          615369105    3,568      57,500   SH           Sole                57,500
WELLS FARGO & CO NEW            COM          949746101    8,559     248,600   SH           Sole               248,600
GENYME CORP                     COM          372917104    3,181      53,000   SH           Sole                53,000
GILEAD SCIENCES INC             COM          375558103    8,217     107,200   SH           Sole               107,200

JOHNSON & JOHNSON               COM          478160104    9,599     159,300   SH           Sole               159,300
PFIZER INC                      COM          717081103    2,592     102,600   SH           Sole               102,600
THERMO FISHER SCIENTIFIC INC    COM          883556102    6,288     134,500   SH           Sole               134,500
UNITEDHEALTH GROUP INC          COM          91324P102    5,191      98,000   SH           Sole                98,000
WYETH                           COM          983024100    5,238     107,700   SH           Sole               104,700
AFFILIATED COMPUTER SERVICES    CL A         008190100    2,202      37,400   SH           Sole                37,400
AUTOMATIC DATA PROCESSING IN    COM          053015103    4,395      90,800   SH           Sole                90,800
CITRIX SYS INC                  COM          177376100    7,050     220,100   SH           Sole               220,100
EBAY INC                        COM          278642103    5,098     153,800   SH           Sole               153,800
INTEL CORP                      COM          458140100    7,220     377,400   SH           Sole               377,400
MARVELL TECHNOLOGY GROUP LTD    COM          G5876H105    3,765     224,000   SH           Sole               224,000
MICROSOFT CORP                  COM          594918104   10,426     374,100   SH           Sole               374,100
QUALCOMM INC                    COM          747525103    4,816     112,900   SH           Sole               112,900
SANDISK CORP                    COM          80004C101    5,528     126,200   SH           Sole               126,200
SEAGATE TECHNOLOGY              COM          G7945J104    4,462     191,500   SH           Sole               191,500
ALLEGHENY TECHNOLOGIES INC      COM          01741R102    5,793      54,300   SH           Sole                54,300
PRAXAIR INC                     COM          74005P104    5,660      89,900   SH           Sole                89,900
HERSHEY CO                      COM          427866108    5,614     102,700   SH           Sole               102,700
PEPSICO INC                     COM          713448108   12,470     196,200   SH           Sole               196,200
PROCTER & GAMBLE CO             COM          742718109   10,232     162,000   SH           Sole               162,000
WALGREEN CO                     COM          931422109    4,851     105,700   SH           Sole               105,700
NII HLDGS INC                   COM          62913F201    4,495      60,600   SH           Sole                60,600
VERIZON COMMINICATIONS          COM          92343V104    6,572     173,300   SH           Sole               173,300
EXELON CORP                     COM          30161N101   10,787     157,000   SH           Sole               157,000

                                                        343,670

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